UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Craig A. Drill
            d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address:    767 Fifth Avenue
            50th Floor
            New York, NY 10152

13F File Number: 28-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Craig A. Drill
Title:      Investment Manager / Managing Member
Phone:      (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York             May 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
            NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  63
s
Form 13F Information Table Value Total:  $130,565.69
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE
                                 Craig A. Drill
                                 March 31, 2004



COLUMN 1                           COLUMN 2          COLUMN 3    COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7  COLUMN 8

                                   TITLE                       VALUE      SHRS OR   SH/PRN  PUT/  INVSTMNT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS        CUSIP       (X$1000)   PRN AMT   $0.000  CALL  DISCRETN  MGR   SOLE  SHARED  NONE
--------------                     --------        -----       --------   -------   ------  ----  --------  ---   ----  ------  ----
American Eagle Outfitters NE       COM             02553E106     331.49    12,300  SH             Sole      None     12,300
Apex Silver Mines Limited          ORD             G04074103     864.00    38,300  SH             Sole      None     38,300
Bioveris Corp                      COM             090676107     209.70    17,700  SH             Sole      None     17,700
Brookline Bancorp Inc Del          COM             11373M107     118.00     7,400  SH             Sole      None      7,400
Burlington Northern Santa fe.      COM             12189T104   1,039.50    33,000  SH             Sole      None     33,000
Cambrex Corp.                      COM             132011107   4,271.70   158,800  SH             Sole      None    158,800
Celgene                            COM             151020104   2,230.00    46,800  SH             Sole      None     46,800
Centex                             COM             152312104   1,967.80    36,400  SH             Sole      None     36,400
Centra Software                    COM             15234X103     401.80   108,600  SH             Sole      None    108,600
Central VT. Public Service         COM             155771108     722.30    32,100  SH             Sole      None     32,100
Compania Vale Do Rio Doce          SPON ADR D      204412209   2,810.90    51,200  SH             Sole      None     51,200
Comarco Inc.                       COM             200080109   2,110.60    246850  SH             Sole      None     246850
CSX Corp.                          COM             126408103     954.10    31,500  SH             Sole      None     31,500
Diomed Holdings Inc                COM             25454R108     813.20 4,783,585  SH             Sole      None  4,783,585
DPL Inc.                           COM             233293109   1,025.60    54,700  SH             Sole      None     54,700
Fidelity National Financial Inc    COM             316326107     322.30     8,140  SH             Sole      None      8,140
Genesee Wyo. Inc                   CL A            371559105   3,508.60   142,050  SH             Sole      None    142,050
Gildan Activewear Inc.             COM             375916103   1,614.50    51,500  SH             Sole      None     51,500
GlaxoSmithkline PLC                SPONSORED ADR   37733W105   3,295.90    82,500  SH             Sole      None     82,500
Golar LNG Limited Bermuda          SHS             G9456A100   2,793.00   184,600  SH             Sole      None    184,600
Goodyear Tire & Rubr Co            COM             382550101     403.90    47,300  SH             Sole      None     47,300
Green Mountain Power Corp.         COM             393154109     654.50    25,300  SH             Sole      None     25,300
Laboratory Corp. of America Hldgs  COM NEW         50540R409   2,280.40    58,100  SH             Sole      None     58,100
Longview Fibre Co                  COM             543213102     773.40    69,300  SH             Sole      None     69,300
Luminex Corp Del                   COM             55027E102   6,935.90   766,400  SH             Sole      None    766,400
MRV Communications Inc             COM             553477100     412.60   123,900  SH             Sole      None    123,900
Massey Energy Co                   COM             576206106   7,287.50   330,200  SH             Sole      None    330,200
Network Associates Inc             COM             640938106   1,242.00    69,000  SH             Sole      None     69,000
New Jersey Resources               COM             646025106   3,606.10    95,400  SH             Sole      None     95,400
New York Times                     CL A            650111107   3,323.80    75,200  SH             Sole      None     75,200
Nike                               CL B            654106103   4,461.90    57,300  SH             Sole      None     57,300
Nordstrom                          COM             655664100   7,349.60   184,200  SH             Sole      None    184,200
Norfolk Southern Corp              COM             655844108     983.00    44,500  SH             Sole      None     44,500
Northwest Bancorp Inc PA           COM             667328108   1,555.00    61,100  SH             Sole      None     61,100
Novartis AG                        SPONSORED ADR   66987V109     524.00    12,300  SH             Sole      None     12,300
Oxford Health Plans                COM             691471106   8,241.00   168,700  SH             Sole      None    168,700
PG&E                               COM             69331C108     735.80    25,400  SH             Sole      None     25,400
Palomar Medical Technologies Inc   COM             697529303   7,515.50   416,600  SH             Sole      None    416,600
Pharmaceutical Holders TR          DEPOSITRY RCPT  71712A206   6,163.90    80,700  SH             Sole      None     80,700
Plumtree Software Inc              COM             72940Q104     178.90    42,000  SH             Sole      None     42,000
Presstek Inc                       COM             741113104     684.20    62,600  SH             Sole      None     62,600
Protective Life Corp               COM             743674103   1,790.10    47,800  SH             Sole      None     47,800
Q MED                              COM             747914109   1,319.80   120,200  SH             Sole      None    120,200
Questcor Pharmaceuticals Inc       COM             74835Y101     113.60   126,200  SH             Sole      None    126,200
Radvision Ltd.                     ORD             M81869105     135.70    10,600  SH             Sole      None     10,600
Red Hat Inc.                       COM             756577102     191.30     8,300  SH             Sole      None      8,300
Resource America Inc.              CL A            761195205     105.20     5,700  SH             Sole      None      5,700
Royal Dutch Pete Co                NY REG          780257804   2,164.90    45,500  SH             Sole      None     45,500
Ryder System                       COM             783549108   7,672.40   198,100  SH             Sole      None    198,100
Saks Inc.                          COM             79377W108   1,073.60    61,000  SH             Sole      None     61,000
Semco Energy Inc                   COM             78412D109     103.00    18,200  SH             Sole      None     18,200
Sigma Design                       COM             826565103     136.90    19,100  SH             Sole      None     19,100
South Jersey Ind Inc               COM             838518108   3,137.80    76,700  SH             Sole      None     76,700
STAAR Surgical Co                  COM PAR $0.01   852312305   2,222.80   247,800  SH             Sole      None    247,800
Therasense Inc                     COM             883381105   1,903.40    70,600  SH             Sole      None     70,600
Third Wave Technologies Inc        COM             88428W108   2,941.40   628,500  SH             Sole      None    628,500
Thoratec Corp                      COM NEW         885175307     468.50    37,600  SH             Sole      None     37,600
Trinity Inds Inc                   COM             896522109     764.50    27,500  SH             Sole      None     27,500
Vasogen                            COM             92232F103   1,068.00   174,800  SH             Sole      None    174,800
Vectren                            COM             92240G101     796.80    32,300  SH             Sole      None     32,300
Westfield Financial Inc            COM             96008D101   1,501.80    61,000  SH             Sole      None     61,000
Williams Cos Inc Del               COM             969457100   2,170.50   226,800  SH             Sole      None    226,800
Zenith National Ins Corp           COM             989390109   2,065.80    52,700  SH             Sole      None     52,700

                                                      Total  130,565.69


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